Stockholders' Deficit	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Equity [Abstract]
Stockholders' Deficit
7. Stockholders’ Deficit
As of March 31, 2026, the Company had 500,000,000 shares authorized of common stock, $0.01 par value, of which 461,132 shares were outstanding and 5,000,000 shares authorized of preferred stock, $0.01 par value, of which no shares were issued or outstanding.
2026 Equity Issuance to Coastlands, Exchange of Outstanding Debt for Equity to Domicilium, and Equity Issuance to Domicilium
On February 20, 2026, the securities purchase agreement (the “Coastlands Securities Purchase Agreement”) the Company had entered into with Coastlands Capital Partners LP (“Coastlands”) on August 20, 2025, as amended on September 25, 2025 and December 11, 2025, was amended, and, on February 26, 2026, the Company received $5.0 million from Coastlands in return for a pre-funded
warrant to purchase up to 927,643 shares of its common stock at an exercise price of $0.11 per share, based on a purchase price of $5.39 per share of underlying common stock.
On February 26, 2026, Domicilium exchanged with the Company the remaining $1.0 million of the Company’s outstanding obligations under the Hercules Loan Agreement, as amended, in connection with the Coastlands Third Tranche Closing, in return for a pre-funded
warrant to purchase up to 1,113,172 shares of Company common stock at an exercise price of $0.11 per share, based on a conversion price of
$5.39 per share of underlying common stock. In addition, Domicilium agreed to waive any and all additional accrued and unpaid interest related to the remaining $1.0 million, which was less than $0.1 million as of February 26, 2026. As of February 26, 2026, the Company had no remaining outstanding debt obligations.
On March 12, 2026, the Company received $2.0 million, net of issuance costs of less than $0.1 million, from Domicilium, in return for a pre-funded
warrant to purchase up to 371,057 shares of its common stock at an exercise price of $0.11 per share, based on a purchase price of $5.39 per share of underlying common stock.
Warrants
As of March 31, 2026 and December 31, 2025, outstanding and exercisable warrants consisted of the following:

	Issuance Date	Term (years)	Exercise Price	Warrants Outstanding and Exercisable at December 31, 2025	Warrants Outstanding and Exercisable at March 31, 2026		Contractual life remaining (years)
SVB Warrants	January 20, 2019	10	$4,848.80	92	92		1.83
September 2023 Warrants	September 20, 2023	5.5	$56.43	34,599	34,599		2.97
September 2023 Placement Agent Warrants	September 20, 2023	5	$72.26	2,075	2,075		2.47
January 2024 Common Stock Warrant	January 9, 2024	5	$12.98	13,636	13,636		2.78
January 2024 Pre-Funded Warrant	January 9, 2024	Perpetual	$0.11	42,864	42,864	*
August 2025 Pre-Funded Warrant	August 20, 2025	Perpetual	$0.11	185,527	185,527	*
September 2025 Pre-Funded Warrant	September 25, 2025	Perpetual	$0.11	2,318,657	2,318,657	*

	Issuance Date	Term (years)	Exercise Price	Warrants Outstanding and Exercisable at December 31, 2025	Warrants Outstanding and Exercisable at March 31, 2026		Contractual life remaining (years)
December 2025 Pre-Funded Warrant	December 12, 2025	Perpetual	$0.11	927,643	927,643	*
February 2026 Pre-Funded Warrants	February 26, 2026	Perpetual	$0.11	—	1,113,170	*
March 2026 Pre-Funded Warrants	March 12, 2026	Perpetual	$0.11	—	371,057	*

Warrants outstanding				3,525,094	5,009,321

	Weighted Average Strike Price		$0.65	Weighted Average Remaining Life (years)			2.90

*	Indicates the perpetual warrants that are excluded from the weighted average remaining contractual life (years) calculation.

9. Stockholders’ Deficit
As of December 31, 2025, the Company had 500,000,000 shares authorized of common stock, $0.01 par value, of which 435,473 shares were outstanding and 5,000,000 shares authorized of preferred stock, $0.01 par value, of which no shares were issued or outstanding.
2023 Registered Direct Offering
In September 2023, the Company entered into a securities purchase agreement (the “September 2023 Purchase Agreement”) pursuant to which it sold (i) 27,780 registered shares of its common stock,
(ii) pre-funded
common stock purchase warrants (the “September 2023
Pre-Funded
Warrants”) to purchase up to 6,818 shares of common stock, at an exercise price of $0.011 per share, and (iii) warrants (the “September 2023 Warrants”) to purchase up to 34,599 shares of common stock, at an exercise price of $56.43 per share, in a private placement, for total gross proceeds of $2.0 million (the “September 2023 Registered Direct Offering”). The September 2023 Registered Direct Offering closed on September 20, 2023. The September 2023
Pre-Funded
Warrants became exercisable upon issuance and were exercisable until exercised in full. The September 2023
Pre-Funded
Warrants were fully exercised on November 6, 2023. The September 2023 Warrants became exercisable upon issuance and expire 5.5 years after the date of issuance. In connection with the September 2023 Registered Direct Offering, the Company also granted warrants to the placement agent (“September 2023 Placement Agent Warrants”) to purchase a total of 2,075 shares of common stock that have an exercise price per share equal to $72.26 and a term of five years.
The September 2023 Warrants are classified as liabilities within Level 3 due to certain early settlement provisions that preclude them from equity classification due to not being considered indexed to the Company’s own stock since such an input could result in a settlement amount that is greater than the settlement amount of a fixed-for-fixed
option on the Company’s equity shares. The value of the September 2023 Warrants was initially determined to be $1.9 million, calculated using a Monte Carlo simulation on September 20, 2023 with the following assumptions: volatility of 139%, stock price of $5.40, risk-free rate of 4.7%, and a term of 3.0 years.
The September 2023 Placement Agent Warrants were issued for services performed by the placement agent as part of the September 2023 Registered Direct Offering and were accounted for as offering costs. The

September

2023 Placement Agent Warrants are classified as liabilities within Level 3 due to certain early settlement provisions that preclude them from equity classification due to not being considered indexed to the Company’s own stock since such an input could result in a settlement amount that is greater than the settlement amount of a fixed-for-fixed
option on the Company’s equity shares. The value of the September 2023 Placement Agent Warrants was initially determined to be $0.1 million, calculated using a Monte Carlo simulation on September 20, 2023 with the following assumptions: volatility of
139
%, stock price of $
5.40
, risk-free rate of
4.7
%, and a term of
3.0
years.
In addition to the value of the September 2023 Placement Agent Warrants, the Company incurred additional offering costs totaling $0.3 million that consisted of placement agent fees and direct incremental legal, advisory, accounting and filing fees relating to the September 2023 Registered Direct Offering, resulting in net cash proceeds of $1.7 million. As the value of the September 2023 Warrants exceeded the net proceeds received, the entire proceeds were allocated to the September 2023 Warrants liability, resulting in a loss on issuance of common stock of $0.2 million, which was recorded in other expense (income) in the consolidated statements of operations for the year ended December 31, 2023.
Refer to Note 15, “Recurring Fair Value Measurements”, for discussion of the subsequent measurement of the September 2023 Warrants and the September 2023 Placement Agent Warrants.
2024 Equity Issuance to Domicilium
On January 9, 2024, in connection with the Fifth Hercules Amendment as described in Note 7, “Debt”, the Company also entered into the Domicilium Securities Purchase Agreement with Domicilium. The Domicilium Securities Purchase Agreement provided for the issuance by the Company of: (i) 14,285 shares of the Company’s common stock, $0.01 par value per share; (ii) a pre-funded
warrant (the “January 2024
Pre-Funded
Warrant”) to purchase up to 42,864 shares of common stock; and (iii) a common stock warrant (the “January 2024 Common Stock Warrant” and, together with the January 2024
Pre-Funded
Warrant, the “January 2024 Warrants”) to purchase up to 13,636 shares of common stock.
The shares and the January 2024 Warrants (the “Equity Issuance”) were issued on a combined basis in consideration for Domicilium’s assumption of the Tranche 1B Advance. The exercise price of the January 2024
Pre-Funded
Warrant is $0.11 per underlying share. The exercise price of the January 2024 Common Stock Warrant is $12.98 per underlying share. The Company did not receive any proceeds in connection with the Equity Issuance. The shares and the January 2024 Warrants (and the shares of common stock issuable upon the exercise of the January 2024 Warrants) were not offered and sold pursuant to a registration statement and were offered pursuant to the exemption provided in Section 4(a)(2) under the Securities Act of 1933, as amended (the “Securities Act”), and Rule 506(b) promulgated thereunder.
The January 2024
Pre-Funded
Warrant is immediately exercisable and may be exercised at any time until it is exercised in full, subject to the Beneficial Ownership Limitation (as described below). The January 2024 Common Stock Warrant is immediately exercisable, subject to the Beneficial Ownership Limitation, and will expire five years following the date of issuance. The January 2024 Warrants contain standard adjustments to the exercise price including for stock splits, stock dividends and pro rata distributions. The January 2024 Warrants also include certain rights upon “fundamental transactions” (as described in the Warrants), including the right of the holders thereof to receive from the Company or a successor entity the same type or form of consideration (and in the same proportion) that is being offered and paid to the holders of common stock in such fundamental transaction.
The January 2024 Warrants include cashless exercise rights to the extent the shares of common stock underlying the January 2024 Warrants are not registered under the Securities Act.
Under

the terms of the January 2024 Warrants, a holder will not be entitled to exercise any portion of any such warrant, if, upon giving effect to such exercise, the aggregate number of shares of common stock beneficially owned by the holder (together with its affiliates, any other persons acting as a group together with the holder or any of the holder’s affiliates) would exceed
4.9
% of the number of shares of common stock outstanding immediately after giving effect to the exercise, as such percentage ownership is determined in accordance with the terms of such warrant, which percentage may be increased or decreased at the holder’s election upon 61 days’ notice to the Company subject to the terms of such warrants, provided that such percentage may in no event exceed
9.9
% of the number of shares of common stock outstanding immediately after giving effect to the exercise (the “Beneficial Ownership Limitation”).
The January 2024 Warrants are classified as equity. The value of the January 2024 Warrants was initially determined to be $0.7 million, calculated using the Black-Scholes model on January 9, 2024 with the following assumptions under two scenarios: volatility of 134.0% and 152.0%, stock price of $1.14, risk-free rate of 4.0% and 4.2%, and a term of 2.73 and 5.01 years. The two scenarios were to stay public, which had a 95.0% probability, and a fundamental transaction, which had a 5.0% probability.
On July 10, 2024, the Domicilium Securities Purchase Agreement was amended to provide Domicilium with certain anti-dilution rights in the event of a qualifying dilutive issuance, as defined in the amended Domicilium Securities Purchase Agreement made by the Company within 15 months of July 10, 2024.
2025 Equity Issuance to Coastlands
On August 20, 2025, the Company entered into the Coastlands Securities Purchase Agreement with Coastlands. Upon the terms and subject to the conditions of the Coastlands Securities Purchase Agreement, the Company agreed to issue to Coastlands, and Coastlands agreed to purchase, severally and not jointly, an aggregate of up to $20.0 million of shares of the Company’s common stock, par value $0.01 per share, and/or pre-funded
warrants to purchase shares of common stock of the Company, in each case pursuant to the Coastlands Securities Purchase Agreement. To induce Coastlands to enter into the Coastlands Securities Purchase Agreement, the Company agreed to provide certain registration rights under the U.S. Securities Act of 1933, as amended, and the rules and regulations thereunder, or any similar successor statute, and applicable state securities laws. Subject to the satisfaction or waiver of the conditions set forth in the Coastlands Securities Purchase Agreement, the closing of the purchase and sale of the securities are expected to occur in one or more closings. The Initial Coastlands Closing for an aggregate amount of $1.0 million of securities occurred on August 15, 2025, with the securities being a pre-funded
warrant to purchase up to 42,864 shares of the Company’s common stock at an exercise price of $0.11 per share, based on a purchase price of $5.39 per share of underlying common stock. Following the Initial Coastlands Closing, at any time prior to December 31, 2025, the Company may sell on the same terms and conditions as those contained in the Coastlands Securities Purchase Agreement, up to $20.0 million of securities, in the aggregate, at all closings, including such amounts raised at the Initial Coastlands Closing, $15.0 million of which shall be allocated to Coastlands. Up to $5.0 million shall be allocated to Domicilium or an affiliate thereof, provided, that, (i) Domicilium may only participate in a subsequent closing after Coastlands has purchased at least $5.0 million of securities, (ii) once Domicilium is eligible to participate in a subsequent closing, Domicilium may only participate in a subsequent closing that Coastlands also participates in, and (iii) the aggregate purchase amount for Domicilium in any subsequent closing shall not exceed one-half
of Coastlands’ aggregate purchase amount for the same subsequent closing.
On September 25, 2025 and December 11, 2025, the Coastlands Securities Purchase Agreement was amended. Per the amended Coastlands securities agreement, following the Initial Coastlands Closing of $
1.0
 million of securities, which occurred on August 15, 2025, at any time prior to February 20, 2026, the Company may sell, on the same terms and conditions as those contained in the amended Coastlands Securities Purchase Agreement, up to $
20.0
 million of securities for cash consideration (the “New Money Investment”) and up to $
9.5
 million of securities in consideration of the conversion of obligations under the Hercules loan agreement, as amended. In the aggregate, at all Closings, $
15.0
 million of the New Money Investment shall be

allocated to Coastlands. Up to $
5.0
 million of the New Money Investment shall be allocated to Domicilium or an affiliate thereof, provided that Domicilium shall only be entitled to the allocation if all obligations under the Hercules Loan Agreement, as amended, have been converted in full. The subsequent closing in which Coastlands purchases securities resulting in receipt by the Company of proceeds of not less than $
5.0
 million in the aggregate (including proceeds received in the Initial Coastlands Closing), which occurred on September 25, 2025, was referred to as the “Coastlands First Tranche Closing”, with the additional amount being $
4.0
 million and the additional securities being a
pre-funded
warrant to purchase up to
742,115
shares of the Company’s common stock at an exercise price of $
0.11
per share, based on a purchase price of $
5.39
per share of underlying common stock. The subsequent closing in which Coastlands purchases securities resulting in receipt by the Company of proceeds of not less than $
10.0
 million in the aggregate (including proceeds received in the Initial Coastlands Closing and the Coastlands First Tranche Closing), which occurred on December 12, 2025, was referred to as the “Coastlands Second Tranche Closing”, with the additional amount being $
5.0
 million and the additional securities being a
pre-funded
warrant to purchase up to
927,643
shares of the Company’s common stock at an exercise price of $
0.11
per share, based on a purchase price of $
5.39
per share of underlying common stock. The subsequent closing in which Coastlands purchases securities resulting in receipt by the Company of proceeds of not less than $
15.0
 million in the aggregate (including proceeds received in the Initial Coastlands Closing, the Coastlands First Tranche Closing and the Coastlands Second Tranche Closing) shall be referred to as the “Coastlands Third Tranche Closing.” The Coastlands Third Tranche Closing was at the sole discretion of Coastlands, provided it occurred no later than February 20, 2026. At the Coastlands Third Tranche Closing, the Board shall be reconstituted as mutually agreed upon by the Company, Coastlands and Domicilium, provided that the Board has at least three members, who shall be the CEO of the Company, one representative of or designated by Coastlands and one representative of Domicilium.
On September 25, 2025, upon the Coastlands First Tranche Closing and in accordance with an agreement regarding loan conversions dated as of September 25, 2025, Domicilium exchanged $8.5 million of the $9.5 million in its outstanding debt, comprised of outstanding principal and accrued interest under the Hercules Loan Agreement, as amended, and outstanding bridge loans, in return for pre-funded
warrants to purchase 1,576,542 shares of common stock of the Company at an exercise price of $0.11 per share, based on a conversion price of $5.39 per share of underlying common stock. No gain or loss was recorded as a result of the exchange. Domicilium has agreed to exchange the remaining $1.0 million of the Company’s outstanding obligations under the Hercules Loan Agreement, as amended, in connection with the Coastlands Third Tranche Closing for shares of our common stock and/or pre-funded
warrants provided the updates to the Board have occurred. Provided the exchange of the remaining $1.0 million in its outstanding debt occurs, Domicilium agreed to waive any and all additional accrued and unpaid interest, which was less than $0.1 million as of December 31, 2025, related to the remaining $1.0 million.
On February 20, 2026, the Coastlands Securities Purchase Agreement was amended, and, on February 26, 2026, the Coastlands Third Tranche Closing occurred. Refer to Note 16, “Subsequent Events”, for additional information.
On March 12, 2026, the Company received $2.0 million from Domicilium. Refer to Note 16, “Subsequent Events”, for additional information.
ATM Program
On May 24, 2023, the Company entered into a Sales Agreement (the “Oppenheimer Sales Agreement”) with Oppenheimer & Co. Inc. (“Oppenheimer”) pursuant to which the Company may, subject to the offering limits of General Instruction I.B.6 to Form
S-3
(as applicable), offer and sell shares of its common stock (the “ATM Shares”), having aggregate gross sales proceeds of up to $50.0 million, from time to time, through an “at the market offering” program (the “ATM Program”) under which Oppenheimer will act as sales agent. The shares of Common Stock that may be sold pursuant to the Oppenheimer Sales Agreement will be issued pursuant to the Company’s shelf registration statement on Form
S-3.
As of May 24, 2023, the date of the Company’s prospectus supplement relating to the sale of common stock under the ATM Program, the Company may only offer and sell shares of its Common Stock having an aggregate offering price of up to $6.5 million pursuant to the Oppenheimer Sales Agreement.

The Company agreed to pay Oppenheimer a commission for up to
3.0
% of the gross sales proceeds of any shares of Common Stock sold through Oppenheimer under the Oppenheimer Sales Agreement and also provided Oppenheimer with customary indemnification and contribution rights. The Oppenheimer Sales Agreement may be terminated at any time by either party upon prior written notice to the other party.
The Company is not obligated to make any sales of Shares under the Oppenheimer Sales Agreement. The offering of Shares pursuant to the Oppenheimer Sales Agreement will terminate upon the earlier of (i) the sale of all Common Stock subject to the Oppenheimer Sales Agreement or (ii) termination of the Oppenheimer Sales Agreement in accordance with its terms. During the year ended December 31, 2023, the Company sold 54,222 shares of common stock through the ATM Program, for gross proceeds of $3.5 million, or a weighted average share price of $64.57 per share. The Company recognized issuance costs of $0.3 million during the year ended December 31, 2023 related to the ATM Program, which were accounted for as a reduction of proceeds. There were no ATM Program sales during the years ended December 31, 2025 and
2024.
Warrants
As of December 31, 2025, 2024, and 2023, outstanding and exercisable warrants consisted of the following:

	Issuance Date	Term (years)	Exercise Price	Warrants Outstanding and Exercisable at December 31, 2023	Warrants Outstanding and Exercisable at December 31, 2024	Warrants Outstanding and Exercisable at December 31, 2025		Contractual life remaining (years)
SVB Warrants	January 20, 2019	10	$4,848.80	92	92	92		2.08
September 2023 Warrants	September 20, 2023	5.5	$56.43	34,599	34,599	34,599		3.22
September 2023 Placement Agent Warrants	September 20, 2023	5	$72.26	2,075	2,075	2,075		2.72
January 2024 Common Stock Warrant	January 9, 2024	5	$12.98	—	13,636	13,636		3.02
January 2024 Pre-Funded Warrant	January 9, 2024	Perpetual	$0.11	—	42,864	42,864	*
August 2025 Pre-Funded Warrant	August 20, 2025	Perpetual	$0.11	—	—	185,527	*
September 2025 Pre-Funded Warrant	September 25, 2025	Perpetual	$0.11	—	—	2,318,657	*
December 2025 Pre-Funded Warrant	December 12, 2025	Perpetual	$0.11	—	—	927,643	*

Warrants outstanding				36,766	93,266	3,525,094

	Weighted Average Strike Price		$0.88		Weighted Average Remaining Life (years)			3.14

*	Indicates the perpetual warrants that are excluded from the weighted average remaining contractual life (years) calculation.